Provisions - Summary Of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Site restoration provision Beginning balance	$ 21
Legal provision Beginning balance	32
Legal provision Ending balance	32	$ 32
Site restoration provision Ending balance	24	21
Provisions	56	53
Non-current	18	18
Current	38	35
Site restoration
Disclosure of other provisions [line items]
Site restoration provision Beginning balance	21	6
Provisions made during the year	2	18
Provisions reversed during the year	(1)	(3)
Effect of movements in exchange rates	2	0
Site restoration provision Ending balance	24	21
Legal
Disclosure of other provisions [line items]
Legal provision Beginning balance	32	32
Provisions made during the year		1
Provisions reversed during the year		0
Effect of movements in exchange rates		(1)
Legal provision Ending balance	$ 32	$ 32